Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture			50.00%
Incurred research and development expenses	$ 588,958	$ 723,048	$ 1,876,159	$ 1,636,343
Owed to the company	440,904		$ 440,904		$ 286,488
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture			50.00%
Incurred research and development expenses	35,309	$ 39,270	$ 157,124	$ 85,779
Owed to the company	$ 440,904		$ 440,904		$ 286,488